Fixed Assets	12 Months Ended
Dec. 31, 2022
Fixed Assets
Fixed Assets

4. Fixed Assets

4.1 Development of intangible assets and property, plant and equipment

The development of intangible assets and property, plant and equipment for the years ended December 31, 2022 and 2021 were as follows:

Intangible assets

					Advance
(in thousands of EUR)	Software	Licenses	Technology	Goodwil	payments	Total
Acquisition costs
As of January 1, 2021	10,172	9,887	—	—	688	20,747
Additions	2,454	234	—	—	991	3,679
Disposals	—	—	—	—	(576)	(576)
Reclassifications	—	138	—	—	(138)	—
As of December 31, 2021	12,626	10,259	—	—	965	23,850
Cumulative amortization and impairment charges
As of January 1, 2021	4,499	2,102	—	—	—	6,601
Amortization	1,466	2,545	—	—	—	4,011
As of December 31, 2021	5,965	4,647	—	—	—	10,612
Acquisition costs
As of January 1, 2022	12,626	10,259	—	—	965	23,850
Additions	1,433	4,208	6,350	12,463	—	24,454
Disposals	(2,331)	(1,537)	—	—	(298)	(4,166)
Reclassifications	656	—	—	—	(656)	—
Currency translation	1	—	—	—	—	1
As of December 31, 2022	12,385	12,930	6,350	12,463	11	44,139
Cumulative amortization and impairment charges
As of January 1, 2022	5,965	4,647	—	—	—	10,612
Amortization	1,730	2,865	484	—	—	5,079
Disposals	(2,217)	(1,114)	—	—	—	(3,331)
Currency translation	1	—	—	—	—	1
As of December 31, 2022	5,479	6,398	484	—	—	12,361
Carrying amount
As of January 1, 2021	5,673	7,785	—	—	688	14,146
As of December 31, 2021	6,661	5,612	—	—	965	13,238
As of December 31, 2022	6,906	6,532	5,866	12,463	11	31,778

Property, plant and equipment

			Other
			equipment,
		Technical	furniture	Assets
		equipment	and	under
(in thousands of EUR)	Buildings	and machines	fixtures	construction	Total
Acquisition costs
As of January 1, 2021	19,950	22,384	9,243	39,121	90,698
Additions	3,353	28,047	2,228	98,071	131,699
Disposals	(4)	(10)	(15)	(7,123)	(7,152)
Reclassifications	3,973	1,553	—	(5,526)	—
Currency translation	—	—	38	—	38
As of December 31, 2021	27,272	51,974	11,494	124,543	215,283
Cumulative depreciation and impairment charges
As of January 1, 2021	3,415	8,308	5,250	7,120	24,093
Depreciation	1,934	3,420	1,883	—	7,237
Impairment	—	—	—	22,810	22,810
Disposals	(1)	(2)	(15)	(7,120)	(7,138)
Currency translation	—	—	17	—	17
As of December 31, 2021	5,348	11,726	7,135	22,810	47,019
Acquisition costs
As of January 1, 2022	27,272	51,974	11,494	124,543	215,283
Additions	377	9,710	2,760	76,773	89,620
Assets held for sale	—	(6,719)	—	(50,851)	(57,570)
Disposals	(1,182)	(12,584)	(1,732)	(4,356)	(19,854)
Reclassifications	—	7,652	—	(7,652)	—
Currency translation	—	—	30	—	30
As of December 31, 2022	26,467	50,033	12,552	138,457	227,509
Cumulative depreciation and impairment charges
As of January 1, 2022	5,348	11,726	7,135	22,810	47,019
Depreciation	4,445	6,999	1,950	—	13,394
Impairment	—	3,830	—	2,054	5,884
Disposals	(1,083)	(9,938)	(1,688)	(24,038)	(36,747)
Currency translation	—	—	18	—	18
As of December 31, 2022	8,710	12,617	7,415	826	29,568
Carrying amount
As of January 1, 2021	16,535	14,076	3,995	31,998	66,604
As of December 31, 2021	21,924	40,248	4,359	101,733	168,264
As of December 31, 2022	17,757	37,416	5,137	137,631	197,941

In fiscal 2022, impairments of EUR 5,884k were recognized (2021: EUR 22,810k). These were recognized in cost of sales as they pertained largely to machinery and technical equipment recorded under technical equipment and machines and assets under construction and resulted from the partial impairment of production lines which are obsolete due to the withdrawal of the EMA regulatory approval application for CVnCoV. Refer to Note 5 for additional information on assets reclassified as ‘assets held for sale’.

4.2 Right-of-use assets and lease liabilities

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements during the period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2022	31,547	142	440	32,129
Additions	14,834	231	2,179	17,244
Disposals	—	—	—	—
Depreciation expense	(4,639)	(98)	(316)	(5,053)
Impairment	(710)	—	—	(710)
Foreign currency translation	151	—	—	151
As of December 31, 2022	41,183	275	2,303	43,761

The main leasing contracts that have commenced relate to several buildings in Tübingen, a building in Frankfurt am Main and a building in Boston/USA. The right of use asset for the building in Frankfurt was 100% impaired. The additions mainly relate to a lease agreement for a building in Tübingen (EUR 10,287k) with a start date of March 1, 2022, four lease agreements for office space in Amsterdam (EUR 1,453k) and a lease agreement for a building in Wiesbaden (EUR 825k) with a start date of December 1, 2022. Furthermore, the acquisition costs increased by EUR 1,832k in 2022 due to lease increases for three rented buildings in Germany.

Below are the carrying amounts of lease liabilities and the movements during the period:

EUR k

As of January 1, 2022	28,892
Additions	17,241
Disposals	—
Accretion of interest	2,218
Payments	(6,439)
Foreign currency translation	174
As of December 31, 2022	42,086
Current	4,980
Non-current	37,106

A maturity analysis of lease liabilities is disclosed in Note 16.

The following are the amounts recognized in the statement of operations:

EUR k
Depreciation expense of right-of-use assets	(5,053)
Impairment expense	(710)
Interest expense on lease liabilities	(2,218)
Expense relating to short-term leases (included in cost of sales)	(76)
Expense relating to leases of low-value assets (included in administrative expenses)	(66)
Total amount recognized in profit or loss	(8,123)

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements of prior period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2021	33,296	113	575	33,984
Additions	2,666	97	—	2,763
Disposals	(943)	—	—	(943)
Depreciation expense	(3,698)	(68)	(135)	(3,901)
Foreign currency translation	226	—	—	226
As of December 31, 2021	31,547	142	440	32,129

Below are the carrying amounts of lease liabilities and the movements during the period 2021:

EUR k

As of January 1, 2021	30,087
Additions	2,763
Disposals	(943)
Accretion of interest	1,729
Payments	(4,913)
Foreign currency translation	169
As of December 31, 2021	28,892
Current	3,469
Non-current	25,423

A maturity analysis of lease liabilities is disclosed in Note 16.

The following are the amounts recognized in the statement of operations in 2020:

EUR k
Depreciation expense of right-of-use assets	(3,901)
Interest expense on lease liabilities	(1,729)
Expense relating to short-term leases (included in cost of sales)	(119)
Expense relating to leases of low-value assets (included in administrative expenses)	(39)
Total amount recognized in profit or loss	(5,788)

Commitments for leases not yet commenced as of December 31, 2022, relate to two lease agreements of buildings in Tuebingen, Germany that have been signed in 2021 and one lease agreement of a building in Wiesbaden, Germany that was signed in 2022. One building has a fixed lease term of 10 years having two 5 years extension options. The starting date of this lease will be May 1, 2023 and the fixed gross lease-payments are EUR 1,292k and the optional payments EUR 1,292k. The second lease agreement is starting on January 1, 2024 over fixed lease term of 15 years, having two five years extension options. The fixed gross lease-payments are EUR 28,975k and the optional payments EUR 26,556k. The third lease agreement is starting on August 1, 2023 until December 31, 2027, having one five years extension option. The fixed gross lease-payments are EUR 502k and the optional payments EUR 569k.

4.3 Non-current other assets

Non-current other assets of EUR 1,666k (2021: EUR 1,731k) consist of costs to obtain a contract of EUR 302k (2021: EUR 515k) and deposit payments for leases of EUR 1,364k (2021: EUR 1,215k).

The amortization of capitalized costs to obtain a contract in 2022 was EUR 213k (2021: EUR 694k, 2020: EUR 215k).